Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Other Intangible Assets

Note 9—Other Intangible Assets

The carrying amount of other intangibles for the years ended December 31, 2012 and 2011 consisted of the following:

(Dollar amounts in thousands)		December 31, 2012
	Useful life in years	Gross amount	Accumulated amortization	Net carrying amount
Customer relationships	14	$313,726	$(50,769)	$262,957
Trademark	10 - 15	39,950	(7,794)	32,156
Software packages	3 - 5	110,478	(50,479)	59,999
Non-compete agreement	15	56,539	(8,481)	48,058

Total other intangible assets, net		$520,693	$(117,523)	$403,170

(Dollar amounts in thousands)		December 31, 2011
	Useful life in years	Gross amount	Accumulated amortization	Net carrying amount
Customer relationships	14	$313,543	$(28,372)	$285,171
Trademark	10 - 15	39,950	(4,330)	35,620
Software packages	3 - 5	106,865	(30,569)	76,296
Non-compete agreement	15	56,539	(4,712)	51,827

Total other intangible assets, net		$516,897	$(67,983)	$448,914

The estimated amortization expenses of balances outstanding at December 31, 2012 for the next five years are as follows:

(Dollar amounts in thousands)
Year ended December 31,
2013	$54,153
2014	48,624
2015	43,336
2016	39,512
2017	32,198

Amortization expense related to intangibles was $55.1 million and $54.6 million for the years ended December 31, 2012 and 2011, respectively. Amortization expense related to software costs was $25.4 million and $24.7 million for the years ended December 31, 2012 and 2011, respectively.